Net Loss Per Share (Details) - Schedule of numerator and denominator used to calculate basic earnings per share and diluted earnings per share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (10,469)	$ (13,499)	$ 51,445	$ (19,953)	$ (60,606)	$ (14,901)
Denominator:
Weighted average shares outstanding, basic and diluted					84,565,448	79,823,065
Net loss per share, basic and diluted	$ (10,469)	$ (13,499)	$ (23,286)	$ (19,953)	$ (0.72)	$ (0.19)